Loans and Allowance for Credit Losses - Summary of Continuity in Loss Allowance by Each Product Type (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Disclosure of credit risk exposure [line items]
Beginning balance			$ 2,094
Ending balance	$ 3,707		3,707
IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	3,707	$ 2,058	3,707	$ 2,058
IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	3,251	1,802	3,251	1,802
IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	456	256	456	256
Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	93	97	86	102
Net remeasurement of loss allowance	67	(3)	93	(1)
Loan originations	4	2	8	5
Derecognitions and maturities	(2)	(2)	(5)	(4)
Model changes	(4)		(8)
Total PCL	65	(3)	88
Write-offs	(3)	(6)	(9)	(13)
Recoveries of previous write-offs	2	7	6	12
Foreign exchange and other	(7)	(8)	(21)	(14)
Ending balance	150	87	150	87
Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	648	538	558	560
Net remeasurement of loss allowance	109	78	297	146
Loan originations	9	12	32	35
Derecognitions and maturities	(13)	(17)	(39)	(42)
Model changes	19		49
Total PCL	124	73	339	139
Write-offs	(81)	(80)	(248)	(233)
Recoveries of previous write-offs	22	25	64	97
Foreign exchange and other	(16)	(9)	(16)	(16)
Ending balance	697	547	697	547
Consumer installment and other personal loans [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	3,251		3,251
Consumer installment and other personal loans [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	456		456
Credit Card Loans [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	434	308	305	293
Net remeasurement of loss allowance	81	79	343	211
Loan originations	5	5	13	15
Derecognitions and maturities	(8)	(7)	(22)	(21)
Model changes	(11)		(11)
Total PCL	67	77	323	205
Write-offs	(80)	(91)	(257)	(250)
Recoveries of previous write-offs	19	20	66	66
Foreign exchange and other	(11)	1	(8)	1
Ending balance	429	315	429	315
Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	1,961	1,019	1,145	915
Net remeasurement of loss allowance	789	157	1,762	248
Loan originations	53	53	153	163
Derecognitions and maturities	(57)	(50)	(149)	(132)
Model changes	(11)		(22)
Total PCL	774	160	1,744	279
Write-offs	(300)	(52)	(516)	(123)
Recoveries of previous write-offs	37	2	60	61
Foreign exchange and other	(41)	(20)	(2)	(23)
Ending balance	2,431	1,109	2,431	1,109
Stage One [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,025	536	1,025	536
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	813	409	813	409
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	212	127	212	127
Stage One [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	29	16	15	20
Transfer to Stage 1	8	7	19	21
Transfer to Stage 2	(1)	(1)	(2)	(2)
Net remeasurement of loss allowance	27	(9)	29	(29)
Loan originations	4	2	8	5
Derecognitions and maturities		(1)	(1)	(1)
Model changes	(1)		(3)
Total PCL	37	(2)	50	(6)
Foreign exchange and other	(1)
Ending balance	65	14	65	14
Stage One [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	116	86	89	90
Transfer to Stage 1	59	44	138	131
Transfer to Stage 2	(10)	(4)	(20)	(13)
Transfer to Stage 3	(1)	(1)	(3)	(4)
Net remeasurement of loss allowance	(50)	(40)	(112)	(134)
Loan originations	9	12	32	35
Derecognitions and maturities	(4)	(4)	(12)	(12)
Model changes	11		16
Total PCL	14	7	39	3
Foreign exchange and other	(3)	(1)	(1)	(1)
Ending balance	127	92	127	92
Stage One [member] | Credit Card Loans [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	115	77	80	74
Transfer to Stage 1	50	28	107	78
Transfer to Stage 2	(9)	(5)	(25)	(16)
Transfer to Stage 3		(1)	(1)	(1)
Net remeasurement of loss allowance	(44)	(24)	(57)	(68)
Loan originations	5	5	13	15
Derecognitions and maturities	(1)	(1)	(3)	(3)
Model changes	(1)		(1)
Total PCL		2	33	5
Foreign exchange and other	(3)		(1)
Ending balance	112	79	112	79
Stage One [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	580	336	338	298
Transfer to Stage 1	45	31	109	139
Transfer to Stage 2	(65)	(16)	(118)	(41)
Transfer to Stage 3	(4)	(1)	(6)	(1)
Net remeasurement of loss allowance	145	(23)	321	(141)
Loan originations	53	53	153	163
Derecognitions and maturities	(21)	(28)	(63)	(75)
Model changes	(7)		(30)
Total PCL	146	16	366	44
Foreign exchange and other	(5)	(1)	17	9
Ending balance	721	351	721	351
Stage Two [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,951	1,052	1,951	1,052
Stage Two [Member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,719	946	1,719	946
Stage Two [Member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	232	106	232	106
Stage Two [Member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	37	37	33	38
Transfer to Stage 1	(7)	(6)	(17)	(19)
Transfer to Stage 2	4	2	7	5
Transfer to Stage 3	(1)	(3)	(4)	(7)
Net remeasurement of loss allowance	30	6	47	21
Derecognitions and maturities	(2)	(1)	(4)	(3)
Model changes	(3)		(5)
Total PCL	21	(2)	24	(3)
Foreign exchange and other			1
Ending balance	58	35	58	35
Stage Two [Member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	407	324	333	326
Transfer to Stage 1	(57)	(42)	(131)	(122)
Transfer to Stage 2	21	18	66	62
Transfer to Stage 3	(27)	(32)	(79)	(84)
Net remeasurement of loss allowance	103	66	247	168
Derecognitions and maturities	(9)	(13)	(27)	(30)
Model changes	8		33
Total PCL	39	(3)	109	(6)
Foreign exchange and other	(3)	(1)	1
Ending balance	443	320	443	320
Stage Two [Member] | Credit Card Loans [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	319	231	225	219
Transfer to Stage 1	(50)	(28)	(107)	(78)
Transfer to Stage 2	9	5	25	16
Transfer to Stage 3	(48)	(46)	(129)	(125)
Net remeasurement of loss allowance	105	79	332	221
Derecognitions and maturities	(7)	(6)	(19)	(18)
Model changes	(10)		(10)
Total PCL	(1)	4	92	16
Foreign exchange and other	(1)	1		1
Ending balance	317	236	317	236
Stage Two [Member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	795	423	496	408
Transfer to Stage 1	(45)	(30)	(102)	(135)
Transfer to Stage 2	66	17	121	53
Transfer to Stage 3	(163)	(14)	(226)	(41)
Net remeasurement of loss allowance	510	91	883	230
Derecognitions and maturities	(36)	(22)	(86)	(57)
Model changes	(4)		8
Total PCL	328	42	598	50
Foreign exchange and other	10	(4)	39	3
Ending balance	1,133	461	1,133	461
Stage three [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	731	470	731	470
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	719	447	719	447
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	12	23	12	23
Stage three [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	27	44	38	44
Transfer to Stage 1	(1)	(1)	(2)	(2)
Transfer to Stage 2	(3)	(1)	(5)	(3)
Transfer to Stage 3	1	3	4	7
Net remeasurement of loss allowance	10		17	7
Total PCL	7	1	14	9
Write-offs	(3)	(6)	(9)	(13)
Recoveries of previous write-offs	2	7	6	12
Foreign exchange and other	(6)	(8)	(22)	(14)
Ending balance	27	38	27	38
Stage three [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	125	128	136	144
Transfer to Stage 1	(2)	(2)	(7)	(9)
Transfer to Stage 2	(11)	(14)	(46)	(49)
Transfer to Stage 3	28	33	82	88
Net remeasurement of loss allowance	56	52	162	112
Total PCL	71	69	191	142
Write-offs	(81)	(80)	(248)	(233)
Recoveries of previous write-offs	22	25	64	97
Foreign exchange and other	(10)	(7)	(16)	(15)
Ending balance	127	135	127	135
Stage three [member] | Credit Card Loans [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Transfer to Stage 3	48	47	130	126
Net remeasurement of loss allowance	20	24	68	58
Total PCL	68	71	198	184
Write-offs	(80)	(91)	(257)	(250)
Recoveries of previous write-offs	19	20	66	66
Foreign exchange and other	(7)		(7)
Stage three [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	586	260	311	209
Transfer to Stage 1		(1)	(7)	(4)
Transfer to Stage 2	(1)	(1)	(3)	(12)
Transfer to Stage 3	167	15	232	42
Net remeasurement of loss allowance	134	89	558	159
Total PCL	300	102	780	185
Write-offs	(300)	(52)	(516)	(123)
Recoveries of previous write-offs	37	2	60	61
Foreign exchange and other	(46)	(15)	(58)	(35)
Ending balance	$ 577	$ 297	$ 577	$ 297